Offerings	Nov. 07, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 375,171,995.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 57,438.83
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, Plug Power Inc. (the "Registrant") initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3ASR (File No. 333-265488) filed with the Securities and Exchange Commission on June 8, 2022 (the "Registration Statement). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 624,828,005.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-265488
Carry Forward Initial Effective Date	Jun. 08, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 92,224.61
Offering Note	Shares of Common Stock having an aggregate offering price of $624,828,005 remain unsold (the "Unsold Securities") under the Prospectus Supplement as of the date hereof. The additional shares of Common Stock being registered pursuant to amendment no. 2, dated November 7, 2024, to the Prospectus Supplement include the Unsold Securities. The filing fee with respect to such Unsold Securities, totaling $92,224.61, was previously paid and will continue to be applied to the Unsold Securities registered hereunder. The Registrant filed a prospectus supplement, dated January 17, 2024 (the "Original Prospectus Supplement), under Rule 424(b)(5) in connection with the Registration Statement, pursuant to which it registered the offer and sale of the Registrant's common stock, par value $0.01 per share ("Common Stock"), having an aggregate offering price of up to $1,000,000,000. In connection with the filing of the Original Prospectus Supplement, the Registrant paid a filing fee of $147,600.00. In addition, the Registrant filed an amendment no. 1 to the Original Prospectus Supplement, dated February 23, 2024 ("Amendment No. 1" and together with the Original Prospectus Supplement, the "Prospectus Supplement"), under Rule 424(b)(5) in connection with the Registration Statement, pursuant to which it registered the offer and sale of additional Common Stock having an aggregate offering price of up to $302,073,006. In connection with the filing of Amendment No. 1, the Registrant paid a filing fee of $44,585.98.